Related party transactions - Summary of Balances Due from and Due to Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Outstanding Balance Due From And Due To Related Parties [Line Items]
Due from related parties	$ 2,630	$ 3,083	$ 1,146
Due to related parties	1,103	786	14,420
MRO
Disclosure Of Outstanding Balance Due From And Due To Related Parties [Line Items]
Due from related parties	0	1	0
Due to related parties	0	0	13,695
Delta
Disclosure Of Outstanding Balance Due From And Due To Related Parties [Line Items]
Due from related parties	2,630	3,082	1,146
Aeromexpress
Disclosure Of Outstanding Balance Due From And Due To Related Parties [Line Items]
Due to related parties	1,103	786	714
AM BD
Disclosure Of Outstanding Balance Due From And Due To Related Parties [Line Items]
Due to related parties	$ 0	$ 0	$ 11